UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00642

Deutsche International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                      as of January 31, 2017 (Unaudited)

Deutsche Latin America Equity Fund

	Shares	Value ($)
Equity Securities 98.6%
Argentina 5.3%
Grupo Clarin SA "B", (GDR) (REG S)	301,685	7,481,788
Grupo Financiero Galicia SA (ADR) (a)	107,000	3,324,490
Grupo Supervielle SA (ADR)* (a)	263,373	3,879,484
(Cost $7,276,122)		14,685,762
Belgium 0.8%
Anheuser-Busch InBev SA (ADR) (Cost $2,434,866)	21,000	2,189,460
Brazil 65.2%
AES Tiete Energia SA	321	298
AES Tiete Energia SA (Preferred)	3,424	3,108
Ambev SA	1,870,000	10,207,229
B2W Cia Digital*	963,527	3,669,298
Banco Bradesco SA (Preferred)	1,102,500	11,441,005
Banco do Brasil SA	434,000	4,284,770
BM&FBovespa SA	1,459,158	8,562,036
Centrais Eletricas Brasileiras SA*	402,061	2,657,780
Centrais Eletricas Brasileiras SA "B" (Preferred)*	355,166	2,785,107
Cia Siderurgica Nacional SA*	1,295,222	4,747,490
Cia Siderurgica Nacional SA (ADR)*	90,000	327,600
Gafisa SA	4,530,000	3,536,479
Gerdau SA (Preferred)	1,407,439	5,449,131
Iguatemi Empresa de Shopping Centers SA	870,000	8,227,603
Itau Unibanco Holding SA (ADR) (Preferred)	53,000	625,930
Itau Unibanco Holding SA (Preferred)	944,450	11,161,600
Itausa - Investimentos Itau SA (Preferred)	1,434,000	4,223,135
Lojas Americanas SA	640,000	2,670,813
Lojas Americanas SA (Preferred)	2,286,294	12,138,523
Lojas Renner SA	1,116,156	8,458,572
Metalurgica Gerdau SA (Preferred)*	1,721,000	3,069,411
Multiplan Empreendimentos Imobiliarios SA	277,000	5,489,718
Multiplan Empreendimentos Imobiliarios SA, Expiration Date 2/13/2017(Rights)*	10,164	14,386
Ouro Fino Saude Animal Participacoes SA	43,572	377,077
Petroleo Brasileiro SA (Preferred)*	3,440,000	16,397,068
Raia Drogasil SA	927,456	19,278,464
Usinas Siderurgicas de Minas Gerais SA "A" (Preferred)*	2,760,000	4,598,394
Vale SA	630,000	6,433,753
Vale SA (Preferred)	1,299,000	12,593,840
WEG SA	1,086,600	5,486,277
(Cost $138,560,189)		178,915,895
Chile 6.5%
Cencosud SA	2,465,574	7,184,882
Embotelladora Andina SA "B", (Preferred)	1,184,286	4,268,415
Enel Americas SA	3,120,000	558,023
Enel Chile SA	2,000,000	192,730
Enel Chile SA (ADR)	270,000	1,301,400
Enel Generacion Chile SA	400,000	257,346
Enel Generacion Chile SA (ADR)	64,000	1,240,320
Itau CorpBanca	331,497,745	2,714,543
(Cost $19,423,560)		17,717,659
Colombia 2.5%
Grupo de Inversiones Suramericana SA (Cost $8,848,963)	513,411	6,846,065
Mexico 10.1%
Corporativo Fragua SAB de CV	176,000	2,067,759
El Puerto de Liverpool SAB de CV "C1"	335,000	2,112,475
Fomento Economico Mexicano SAB de CV (ADR)	39,940	3,004,686
Fomento Economico Mexicano SAB de CV (Units)	180,000	1,355,772
Gruma SAB de CV "B"	585,000	7,855,919
Grupo Mexico SAB de CV "B"	3,778,000	11,366,520
(Cost $29,515,397)		27,763,131
Peru 6.9%
Credicorp Ltd.	39,975	6,543,108
InRetail Peru Corp. 144A*	335,000	6,365,000
Southern Copper Corp.	157,000	6,022,520
(Cost $17,135,841)		18,930,628
Spain 1.3%
Prosegur Cia de Seguridad SA (Cost $3,215,724)	564,468	3,549,121
Total Equity Securities (Cost $226,410,662)		270,597,721
	Units	Value ($)
Other Investments 0.0%
Brazil
TOTVS SA (Debenture Unit), 3.5%, 8/19/2019 (b) (Cost $14,831)	43,800	135,292
	Shares	Value ($)
Securities Lending Collateral 1.3%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.51% (c) (d) (Cost $3,505,197)	3,505,197	3,505,197
Cash Equivalents 0.3%
Deutsche Central Cash Management Government Fund, 0.54% (c) (Cost $701,808)	701,808	701,808
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $230,632,498) †	100.2	274,940,018
Other Assets and Liabilities, Net	(0.2)	(414,306)
Net Assets	100.0	274,525,712

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $239,564,221. At January 31, 2017, net unrealized appreciation for all securities based on tax cost was $35,375,797. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $52,605,734 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $17,229,937.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2017 amounted to $3,461,755, which is 1.3% of net assets.
(b)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
TOTVS SA (Debenture Unit)	September 2008	14,831	135,292	0.05

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At January 31, 2017 the Deutsche Latin America Equity Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Equity Securities & Other Investments
Consumer Staples	63,777,586	23.6%
Financials	63,606,166	23.5%
Materials	54,608,659	20.2%
Consumer Discretionary	40,067,948	14.8%
Energy	16,397,068	6.0%
Real Estate	13,731,707	5.1%
Industrials	9,170,690	3.4%
Utilities	8,996,112	3.3%
Health Care	377,077	0.1%
Total	270,733,013	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Securities
Argentina	$14,685,762	$—	$—	$14,685,762
Belgium	2,189,460	—	—	2,189,460
Brazil	178,915,895	—	—	178,915,895
Chile	17,717,659	—	—	17,717,659
Colombia	6,846,065	—	—	6,846,065
Mexico	27,763,131	—	—	27,763,131
Peru	18,930,628	—	—	18,930,628
Spain	—	3,549,121	—	3,549,121
Other Investments	—	—	135,292	135,292
Short-Term Investments (e)	4,207,005	—	—	4,207,005
Total	$271,255,605	$3,549,121	$135,292	$274,940,018

There have been no transfers between fair value measurement levels during the period ended January 31, 2017.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Latin America Equity Fund, a series of Deutsche International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 23, 2017